Schedule of Property and Equipment Depreciation Rates (Details)	12 Months Ended
Nov. 30, 2012
Significant Accounting Policies Schedule Of Property And Equipment Depreciation Rates 1	33.00%
Significant Accounting Policies Schedule Of Property And Equipment Depreciation Rates 2	6.00%